Payroll and Social Charges (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payroll and Social Charges [Abstract]
Provision	$ 280,096	$ 353,000
Total installment payments	$ 258,028	252,000
Provision		$ 353,000	$ 328,000